TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade receivable	$ 5,091	$ 2,627
Income tax receivable	185	185
Sales tax receivable	337	19
Duties receivable	172	172
Receivable from manufacturer	1,739	2,596
Total Trade and other receivables	$ 7,524	$ 5,599